Segment Disclosures	12 Months Ended
Dec. 31, 2021
Segment Disclosures
Segment Disclosures
14.	Segment Disclosures

The Company has one operating segment, being mineral exploration, with assets located in Canada and the United States, as follows:

	December 31, 2021			December 31, 2020
	Canada	USA	Total	Canada	USA	Total

Mineral property interests	$20,341	$3,440	$23,781	$12,024	$3,796	$15,820
Leasehold improvements and equipment	44	-	44	83	-	83